Consolidated Statements of Equity (Unaudited) - USD ($) shares in Millions, $ in Millions	Total		Preferred Stock	Common Stock	Retained Earnings	AOCI	Total Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2017	$ 19,370			$ 9,865	$ 7,936	$ (659)	$ 17,142	$ 2,228
Beginning balance (in shares) at Dec. 31, 2017				645
Cumulative-effect of changes in accounting principles	6			$ (127)	1,029	(1,023)	(121)	127
Net income including noncontrolling interests	1,887				1,806		1,806	81
Issuance of stock	737			$ 737			737
Issuance of stock (in shares)				10
Sale of Dominion Energy Midstream common units - net of offering costs	4							4
Remeasurement of noncontrolling interest in Dominion Energy Midstream				$ 375			375	(375)
Stock awards (net of change in unearned compensation)	17			17			17
Common stock dividends and distributions	(1,745)				(1,635)		(1,635)	(110)
Other comprehensive income (loss), net of tax	163					162	162	1
Other	(13)			(5)	(8)		(13)
Ending balance at Sep. 30, 2018	20,426			$ 10,862	9,128	(1,520)	18,470	1,956
Ending balance (in shares) at Sep. 30, 2018				655
Beginning balance at Dec. 31, 2017	19,370			$ 9,865	7,936	(659)	17,142	2,228
Beginning balance (in shares) at Dec. 31, 2017				645
Ending balance at Dec. 31, 2018	22,048	[1]		$ 12,588	9,219	(1,700)	20,107	1,941
Ending balance (in shares) at Dec. 31, 2018				681
Beginning balance at Jun. 30, 2018	20,036			$ 10,782	8,820	(1,538)	18,064	1,972
Beginning balance (in shares) at Jun. 30, 2018				654
Net income including noncontrolling interests	883				854		854	29
Issuance of stock	75			$ 75			75
Issuance of stock (in shares)				1
Stock awards (net of change in unearned compensation)	5			$ 5			5
Common stock dividends and distributions	(591)				(546)		(546)	(45)
Other comprehensive income (loss), net of tax	18					18	18
Ending balance at Sep. 30, 2018	20,426			$ 10,862	9,128	(1,520)	18,470	1,956
Ending balance (in shares) at Sep. 30, 2018				655
Beginning balance at Dec. 31, 2018	22,048	[1]		$ 12,588	9,219	(1,700)	20,107	1,941
Beginning balance (in shares) at Dec. 31, 2018				681
Net income including noncontrolling interests	366				349		349	17
Issuance of stock	3,398		$ 1,596	$ 1,802			3,398
Issuance of stock (in shares)			2	24
Stock purchase contract component of 2019 Equity Units	(264)			$ (264)			(264)
Acquisition of SCANA	6,818			$ 6,818			6,818
Acquisition of SCANA (in shares)				96
Acquisition of public interest in Dominion Energy Midstream	(40)			$ 1,181			1,181	(1,221)
Acquisition of public interest in Dominion Energy Midstream (in shares)				22
Stock awards (net of change in unearned compensation)	19			$ 19			19
Preferred stock dividends	(8)				(8)		(8)
Common stock dividends and distributions	(2,290)				(2,224)		(2,224)	(66)
Other comprehensive income (loss), net of tax	(77)					(77)	(77)
Other	(13)			(13)			(13)
Ending balance at Sep. 30, 2019	29,957		$ 1,596	$ 22,131	7,336	(1,777)	29,286	671
Ending balance (in shares) at Sep. 30, 2019			2	823
Beginning balance at Jun. 30, 2019	28,381		$ 1,596	$ 20,660	7,124	(1,683)	27,697	684
Beginning balance (in shares) at Jun. 30, 2019			2	803
Net income including noncontrolling interests	985				975		975	10
Issuance of stock	1,477			$ 1,477			1,477
Issuance of stock (in shares)				20
Stock awards (net of change in unearned compensation)	7			$ 7			7
Preferred stock dividends	(7)				(7)		(7)
Common stock dividends and distributions	(778)				(755)		(755)	(23)
Other comprehensive income (loss), net of tax	(94)					(94)	(94)
Other	(14)			(13)	(1)		(14)
Ending balance at Sep. 30, 2019	$ 29,957		$ 1,596	$ 22,131	$ 7,336	$ (1,777)	$ 29,286	$ 671
Ending balance (in shares) at Sep. 30, 2019			2	823

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.